Equity Income Fund Expense Example - Class A C [Member] - Equity Income Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 610
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	1,827
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	287
Expense Example, with Redemption, 3 Years	581
Expense Example, with Redemption, 5 Years	1,000
Expense Example, with Redemption, 10 Years	$ 1,985